Voyage Expenses and Vessel Operating Expenses - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Commissions	$ 570	$ 446	$ 397
Bunkers expenses	1,415	1,018	3,083
Other voyage expenses	229	341	456
Total	$ 2,214	$ 1,805	$ 3,936